Cover Page	Nov. 08, 2021	Nov. 04, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 08, 2021
Entity Registrant Name		VIATRIS INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39695
Entity Tax Identification Number		83-4364296
Entity Address, Address Line One		1000 Mylan Boulevard
Entity Address, City or Town		Canonsburg
Entity Address, Postal Zip Code		15317
City Area Code		724
Local Phone Number		514-1800
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Trading Symbol		VTRS
Title of 12(b) Security		Common Stock, par value $0.01 per share
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001792044
Entity Address, State or Province		PA